Share-Based Compensation (Details) - Schedule of estimate the fair values of the share options granted - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of estimate the fair values of the share options granted [Line Items]
Risk-free interest rate		1.80%
Volatility		37.34%
Dividend yield
Life (in years)	10 years	10 years
Fair value of the underlying ordinary shares (USD) (in Dollars per share)	$ 8.17
Minimum [Member]
Share-Based Compensation (Details) - Schedule of estimate the fair values of the share options granted [Line Items]
Risk-free interest rate	0.10%
Volatility	29.80%
Life (in years)	5 months 12 days
Maximum [Member]
Share-Based Compensation (Details) - Schedule of estimate the fair values of the share options granted [Line Items]
Risk-free interest rate	0.24%
Volatility	32.58%
Life (in years)	2 years 5 months 12 days